Tax - Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate [Abstract]
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%
Non-deductible items	(0.05%)	0.11%
Additional deduction of qualified R&D expenditures	5.25%	(8.73%)
Effect of tax holiday and preferential tax rate	(10.80%)	(10.19%)
Changes in valuation allowance	(22.12%)	9.64%
Effect of income tax rate differences in jurisdictions other than the PRC	0.08%	0.17%
Effective income tax rate	(2.64%)	16.00%